Consolidated Statement of Stockholders' Equity - USD ($)	Total	Series A Preferred Stock	Series B Preferred Stock	Series D Preferred Stock	Common Stock	Treasury stock	Additional Paid In Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2015	$ (360,464)	$ 33	$ 7		$ 28,500		$ 5,319,835	$ (5,708,839)
Beginning balance, shares at Dec. 31, 2015		33,314	7,000		28,500,000
Net proceeds from issuance of common stock and warrants	344,248				$ 667		343,581
Net proceeds from issuance of common stock and warrants, shares					666,666
Issuance of common stock for cashless exercise of warrants					$ 393		(393)
Issuance of common stock for cashless exercise of warrants, shares					392,764
Conversion of series D preferred stock to common stock				$ (1)	$ 1,099		(1,098)
Conversion of series D preferred stock to common stock, shares				(1,099)	1,098,933
Conversion of interest to series B preferred stock	108,844		$ 1				108,843
Conversion of interest to series B preferred stock, shares			1,063
Conversion of common stock to Series D preferred stock	2			$ 2
Conversion of common stock to Series D preferred stock, shares				2,013
Common stock issued commissions and placement agreement	322				$ 322
Common stock issued commissions and placement agreement, shares					322,015
Issuance of common stock for cash	2,626				$ 2,626
Issuance of common stock for cash, shares					2,626,308
Recapitalization	288				$ 288
Recapitalization, shares					287,896
Liquidated damages on preferred stock and warrants	3,329,993						3,329,993
Stock warrants issued with convertible notes	255,203						255,203
Stock warrants issued with promissory note	41,633						41,633
Stock based compensation	484,692						484,692
Stock warrants issued with note payable - related party	193,652						193,652
Dividends	81,935							81,935
Net loss for the year ended	(7,391,907)							(7,391,907)
Ending balance at Dec. 31, 2016	(2,908,933)	$ 33	$ 8	$ 1	$ 33,895		10,075,941	(13,018,811)
Ending balance, shares at Dec. 31, 2016		33,314	8,063	914	33,894,582
Conversion of series A to common stock	4,710	$ (2)			$ 1,146		3,566
Conversion of series A to common stock, shares		(1,733)			1,146,307
Conversion of series D to common stock				$ (1)	$ 266		(265)
Conversion of series D to common stock, shares				(914)	266,325
Common stock issued to settle vendor liabilities	185,827				$ 1,179		184,648
Common stock issued to settle vendor liabilities, shares					1,179,107
Stock based compensation	1,248,379				$ 789		1,247,590
Stock based compensation, shares					788,395
Stock warrants issued with note payable	2,487,904						2,487,904
Common stock issued for services	307,427				$ 1,868		305,559
Common stock issued for services, shares					1,867,633
Common stock issued with note payable	82,682				$ 378		82,304
Common stock issued with note payable, shares					378,333
Purchase of treasury stock	(19,007)					$ (19,007)
Purchase of treasury stock, shares						(220,000)
Dividends	(4,710)							(4,710)
Net loss for the year ended	(8,751,586)							(8,751,586)
Ending balance at Dec. 31, 2017	(7,367,307)	$ 31	$ 8		$ 39,521	$ (19,007)	$ 14,387,247	$ (21,775,107)
Ending balance, shares at Dec. 31, 2017		31,581	8,063		39,520,682	(220,000)
Net loss for the year ended	(10,052,160)
Ending balance at Sep. 30, 2018	$ (2,492,539)